Benefit Plans - Components of Pension Benefit Cost (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Dec. 31, 2013
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost		$ 70	$ 144
Interest cost	71	263	203
Expected return on plan assets	(112)	(336)	(195)
Amortization of transition obligation		70	140
Amortization of net loss	(1)	2
Net benefit cost	$ (42)	$ 69	$ 292